Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Supplemental Information Related to Leases	Supplemental information related to leases was as follows:
Year ended December 31, 2019
$
Operating fixed lease cost	3,245

Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
$
Cash paid for amounts included in measurement of lease liabilities	2,778
Noncash operating lease liabilities arising from obtaining operating right-of-use assets	10,876

Summary of Maturities of Lease Liabilities

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year ended December 31
$
2020	4,595
2021	3,910
2022	3,039
2023	1,333
2024	1,379
Thereafter	1,787
Total lease payments	16,043
Less: imputed interest	(715)
Present value of minimum operating lease payments	15,328

Summary of Weighted-Average Remaining Lease Terms and Discount Rates	Weighted-average remaining lease terms and discount rates are as follows:
Year ended December 31, 2019
Weighted-average remaining lease term	4.4 years
Weighted-average discount rate	3.1%

Summary of Undiscounted Future Minimum Payments under Non-Cancelable Operating Leases

The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of the Lease ASUs was as follows:

Year ended December 31
$
2019	2,169
2020	1,007
2021	164
2022 and thereafter	—
Total lease commitment	3,340